UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06111

The Mexico Equity and Income Fund, Inc.
(Exact name of registrant as specified in charter)

615 E. Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Mr. Gerald Hellerman
c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(866) 700-6104
Registrant's telephone number, including area code:

Date of fiscal year end: July 31

Date of reporting period: June 30, 2008

Item 1.  Proxy Voting Record.

Name of Fund:	The Mexico Equity and Income Fund, Inc.
Period:	July 1, 2007 - June 30, 2008

Company Name	Meeting Date	CUSIP	Ticker

Mexchem SAB de CV	07/29/07	MX01ME050007	Mexchem*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Approve, if relevant, the payment of a dividend in kind through the delivery of shares in Dermet S.A. De C.V	Issuer
For	For	2.- Approver the designation of the delegates of the meeting for the formalization of the resolutions passed at the same	Issuer

Company Name	Meeting Date	CUSIP	Ticker

IMPULSORA DEL DESARROLLO Y EL EMPLEO EN AMERICA LATINA, S.A. DE C.V.	08/23/07	MX01ID000009	IDEAL B-1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	I.-Receive the fiscal opinion of the External Auditor concerning the 2006 FY; resolutions in this regard	Issuer
For	For	II.- Approve the operation based on Article 28(III) of the Securities Market Law; resolutions in this regard	Issuer
For	For	III.-Approve the designation of delegates to carry out and formalize the resolutions passed by the general meeting; resolutions in this regard	Issuer
Company Name	Meeting Date	CUSIP	Ticker

CYDSA SAB DE CV	8/23/2007	MX01CY000000	CydsasaC

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
I.- Approve, in order to comply with the provisions contained in Article 47 of the Securities Market Law: that in order for the subsidiary Company Valores Quimicos, S.A. DE C.V., in its capacity as borrower, to acquire a loan in an amount between USD 150,000,000 one hundred fifty million dollars, currency of the United States of America and USD 200,000,000 two hundred million dollars, currency of the United States of America, depending on the market conditions, with several banks and institutions; the amount of such loan will be used, among other purposes, to pay loans and fulfill obligations assumed with banks and financial institutions; in such loan subsidiary and affiliate Companies of Valores Quimicos, S.A. DE C.V., are constituted as guarantors and sureties of negotiable instruments, including Sales Del Istmo, S.A. DE C.V., Industria Quimica Del Istmo, S.A. DE C. V., Plasticos Rex, S.A. DE C.V. and POLICYD, S.A. DE C.V. and the same grant several guaranties in favor of the lenders; that the Company Tenedora Cydsa, S.A.B. DE C.V. is also constituted as guarantor and surety of negotiable instruments regarding
Issuer

such loan; and as the case may be, the appointment of the Company's Attorneys-in-fact to execute the contracts, agreements and any other documents necessary to legally formalize the above mentioned loan agreement, the granting of guaranties in favor of the lenders and the execution of any other agreements and legal acts necessary in order to carry out such loan transaction

For	For	II.- Appoint the meetings delegates	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Empresas ICA S.A.B de C.V	08/30/07	MXP371491046	Ica*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
I.Approve to increase the share capital in its variable part, through the issuance of unsubscribed shares for offering to the public, under the terms of Article 53 of the Securities and Article 7 of the Corporate By-Laws, and subject to approval and conditions that are stated by the National Banking and Securities Commission
Issuer
For	For	II.Approve, to carry out an initial public offer of shares on the Mexican Market and on Foreign markets	Issuer
For	For
III:Approve the designation of Attorneys and authorize them, to carry out the resolutions which, if relevant are passed by the general meeting, as well as well as for the designation of special delegates who will carry out and formalize the resolutions which, if relevant, are passed
Issuer

Company Name	Meeting Date	CUSIP	Ticker

Axtel SAB de CV	08/31/07	MX01AX040009	Axtel CPO

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Receive the report regarding the paying in of the Corporate capital of the Company	Issuer
For	For
2.- Approve to carry out a split of the shares that are currently in circulation, through the issuance and delivery to the shareholders of new shares for each 1 of the shares that they own, of the same class and series, and amend the Article 6 of the Corporate ByLaws, and other resolutions in this regard
Issuer
For	For	3.- Approve the designation of delegates who will carry out and formalize the resolutions passed by this meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Industrias CH SAB de CV	09/05/07	MXP524131127	ICH B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Approve the nomination or ratification, if relevant of the Members who will form the Board of Directors and granting of powers	Issuer
For	For	2.- Approve the designation of delegates who will carry out the resolutions passed by this general meeting and if relevant formalize them as appropriate	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupo Financiero Banorte, SAB de CV	10/03/07	MXP370711014	Banorte O

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
I Amend the Article 2 of the Corporate Bylaw so as to omit as an entity that makes up part of the Financial Group Aarrendadoray Factor Banorte S. A. De C. V., a multipurpose, regulated entity, financial Company, Banorte Financial Group in virtue of its merger with Arrendadora Banorte, S. A. De C. V., a multipurpose, regulated entity Financial Company, Banorte Financial Group, and as a consequence, the signing of a new sole agreement of responsibilities
Issuer
For	For	II. Approve to designate an Inspector or Shareholder Representative[s] to formalize and execute if relevant, the resolutions passed by the meeting	Issuer
For	For	III. Approve the meeting minutes	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Desarrolladora Homex SA de CV	10/03/08	MX01HO000007	Homex*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Approve the maximum amount of funds that can be allocated to the acquisition of own shares	Issuer
For	For	2.-Receive the report regarding the establishment of a Stock Option Plan for the Members of the Board of Directors of the Company and a trust established for the purpose	Issuer
3.- Approve to designate of special delegates to carry out and formalized the resolutions passed by this meeting

Company Name	Meeting Date	CUSIP	Ticker

Alfa SA de CV	10/18/07	MXP000511016	Alfa A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

Withheld	Withheld
Approve to merge the subsidiary called Promotora Azteca Del Norte, S. 0A. De C. V. (Promotora), into Alfa, with the knowledge that, because of said merger, Alfa would continue as the Company that performed the merger and Promotora would disappear as the Company that was merged and to effectively pass the resolutions for this matter
Issuer
Withheld	Withheld
Approve to merge the subsidiary Company called Operadora De Acciones Del Noreste, S. A. De C. V.(Operadora), into Alfa, with the knowledge that, because of said merger, Alfa would continue as the Company that performed the merger and Operadora would disappear as the Company that was merged and to effectively pass the resolutions for this matter
Issuer
Withheld	Withheld
Approve to merge the subsidiary company called Onexa, S. A. De C. V. (Onexa), into Alfa, with the knowledge that, because of said merger, Alfa would continue as the Company that performed the merger and Onexa would disappear as the Company that was merged and to effectively pass the resolutions for this matter
Issuer
Withheld	Withheld	Approve the designation of special delegates and passing of the complementary resolutions to put into effect those that are passed, regarding the previous points	Issuer
Withheld	Withheld	Approve the meeting minutes
Company Name	Meeting Date	CUSIP	Ticker

Carso Infraestraestructura y Construccioon SA de CV	10/23/07	MX01CI050005	Cicsa B-1

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Approve to merge Casas Urvitec, S.A. de C.V. into Carso Infraestructura Y Construccion, S.A.B. de C.V., and to decide on the bases and the resolutions to carry out the merger; and the passing of the resolutions in this regard, including those corresponding to the balance sheets for the merger, to the increase of the minimum, fixed capital without a right of withdrawal that derives without a right of withdrawal that derives from the same and the other acts that are effectively necessary and convenient
Issuer
For	For	2.- Amend, if relevant, Article 6 of the Corporate By-Laws; resolutions in this regard	Issuer
For	For	3.- Receive the report regarding the fulfillment of the tax obligations for the FY; resolutions in this regard	Issuer
For	For	4.- Approve the designation of special delegates to formalize and carry out the resolutions passed by the meeting; resolutions in this regard	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Grupo Financiero Banorte, SAB de CV	10/29/07	MXP370711014	Banorte O

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.-Approve to pay a cash dividend in the amount of MXN 0.45 per share	Issuer
For	For	2.-Approve the report of the External Auditor regarding the financial situation of the Company	Issuer
For	For	3.-Approve the designation of a delegate or delegates to formalize and execute if relevant, the resolutions passed by the meeting	Issuer
For	For	4.-Approve the meeting minutes	Issuer
Company Name	Meeting Date	CUSIP	Ticker

AmerIca Movil, SAB de CV	10/29/07	MXP001691213	AMXL

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.-Approve the financial statements, apply the earnings including a cash dividend payment with the rate MXN 1.00 per every share in holding	Issuer
For	For	2.- Appoint the people who will put into in effect the resolutions	Issuer
Company Name	Meeting Date	CUSIP(2)	Ticker (2)

Mexchem SA de CV	11/07/07	MX01ME050007	Mexchem*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Approve the payment of a cash dividend in the amount of MXN 0.52 per share	Issuer
For	For	2.- Approve the designation of shareholders from the meeting to carry out the resolutions of the same	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Wal-Mart de Mexico SAB de CV	03/12/08	MXP810081010	Walmex V

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Receive the report of the Board of Directors	Issuer
For	For	2.- Receive the report of the Chief Executive officer	Issuer
For	For	3.- Receive the report of the Audit and Corporate practices Committees	Issuer
For	For	4.- Approve the financial information document for the FY between 01 JAN 2007 and 31 DEC 2007	Issuer
For	For	5.- Receive the report concerning the situation of the fund for the repurchase of shares	Issuer
For	For	6.- Approve the project to cancel 152,018,400 Company shares, that are currently treasury shares arising from the repurchase of shares	Issuer
For	For	7.- Approve the plan to allocate results	Issuer
For	For
8.- Approve the plan to pay a dividend that by choice of the shareholder if paid in cash, against the Company's retained profits account [Cufin], of MXN 0.59 per share, or in Company shares, the interchange rate that is determined taking into account the average closing quote price on of the share on 02 APR 2008, and the MXN 0.59 paid against Coupon 46; it is intended that the dividend be paid on 18 APR 2008
Issuer
For	For
9.- Approve the plan to carry out an increase in the share capital in its variable part, through the issuance of up to 178,271,066 common, ordinary share, that will be be destined only to be delivered as a dividend and that will be paid through the application of the share capital account in the amount of MXN 0.59 per share on account of the Company's retained profits, for which the increase in the share capital in its variable part, will be up to the amount of MXN 4,991,589,848.00, those shares that are not subscribed for and delivered to the shareholders in the manner described will be canceled, in the same way the increase in share capital will be cancelled in the same proportion
Issuer
For	For	10.- Receive the report on the compliance with the tax obligations	Issuer
For	For	11.- Receive the report on the share plan for the Employees	Issuer
For	For	12.- Receive the report on the Wal-Mart Foundation of Mexico	Issuer
For	For	13.- Ratify the Management of the Board of Directors during the FY between 01 JAN 2007 and 31 DEC 2007	Issuer
For	For	14.- Appoint or ratify the Members of the Board of Directors	Issuer
For	For	15.- Appoint or ratify the Chairpersons of the Audit and Corporate practices Committees	Issuer
For	For	16.- Approve the resolutions that are recorded in the minutes of the general meeting that was held	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Corporacion GEO SAB de CV	03/14/08	MXP3142C1177	Geo B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Proposal and, if relevant, approval to amend various articles of the Corporate ByLaws.	Issuer
For	For	2.- Designation of delegates who will carry out and formalize the resolutions passed by the annual general meeting.	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Corporacion GEO SAB de CV	03/14/08	MXP3142C1177	Geo B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	O1.-Approve the Board of Directors report regarding the Company's transactions and results and on the transactions and activities in which the same participated during he FYE on 31 DEC 2007	Issuer
For	For	E1.-Amend several Articles of the Company's By Laws	Issuer
For	For	E2.-Appoint the delegates	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Corporacion GEO SAB de CV	03/14/08	MXP3142C1177	Geo B

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
1.- PRESENTATION OF THE REPORT OF THE BOARD OF DIRECTORS UNDER THE TERMS OF ARTICLE 172 OF THE GENERAL MERCANTILE COMPANY LAW AND ARTICLE 28, SUBSECTION IV OF THE SECURITIES MARKET LAW CONCERNING THE OPERATIONS AND RESULTS OF THECOMPANY AND THE OPERATIONS AND ACTIVITIES IN WHICH IT INTERVENED IN ACCORDANCE WITH THE SECURITIES MARKET LAW DURING THE FISCAL YEAR THAT ENDED ON DECEMBER 31, 2007, INCLUDING THE INDIVIDUAL AND CONSOLIDATED FINANCIAL STATEMENTS OF THE COMPANY AND THE REPORT ON THE COMPLIANCE WITH THE TAX OBLIGATIONS IN ACCORDANCE WITH THAT PROVIDED BY SUBSECTION XX OF ARTICLE 86 OF THE INCOME TAX LAW.
Issuer
For	For
2.- REPORT OF THE DIRECTOR-GENERAL IN ACCORDANCE WITH ARTICLE 172 OF THE GENERAL MERCANTILE COMPANY LAW, ACCOMPANIED BY THE OPINION OF THE EXTERNAL AUDITOR AND THE OPINION OF THE BOARD OF DIRECTORS CONCERNING THE REPORT OF THE DIRECTOR-GENERAL, IN COMPLIANCE WITH ARTICLE 21 OF THE CORPORATE BYLAWS.
Issuer
For	For
3.- PRESENTATION OF THE ANNUAL REPORT OF THE AUDIT AND CORPORATE PRACTICES COMMITTEE ON ITS ACTIVITIES IN ACCORDANCE WITH ARTICLE 36, SUBSECTION IV, PARAGRAPH A, OF THE CORPORATE BYLAWS AND ARTICLE 28 OF THE SECURITIES MARKET LAW.
Issuer
For	For	4.- PROPOSAL CONCERNING THE ALLOCATION OF RESULTS FROM THE FISCAL YEAR THAT ENDED ON DECEMBER 31, 2007.	Issuer
For	For
5.- SETTING OF THE MAXIMUM AMOUNT OF FUNDS THAT MAYBE ALLOCATED TO THE PURCHASE OF THE COMPANY'S OWN SHARES UNDER THE TERMS OF ARTICLE 22 OF THE CORPORATE BYLAWS AND ARTICLE 56 OF THE SECURITIES MARKET LAW.
Issuer
For	For	6.- NOMINATION AND/OR RATIFICATION OF THE MEMBERS OF THE BOARD OF DIRECTORS, SECRETARY AND ALTERNATE ECRETARY OF THE COMPANY.	Issuer
For	For
7.- DESIGNATION AND/OR RATIFICATION OF THE CORPORATE PRACTICES COMMITTEE. NOMINATION AND IF RELEVANT RATIFICATION OF THE PRESIDENT OF EACH OF THE MENTIONED COMMITTEES IN COMPLIANCE WITH THAT WHICH IS PROVIDED BY ARTICLE 43 OF THE SECURITIES MARKET LAW.
Issuer
For	For	8.- REMUNERATION OF THE MEMBERS OF THE BOARD OF DIRECTORS OF THE COMPANY, FULL AND SUBSTITUTE, SECRETARY AND MEMBERS OF THE AUDIT AND CORPORATE PRACTICE COMMITTEE.	Issuer
For	For	9.- DESIGNATION OF DELEGATES WHO WILL CARRY OUT AND FORMALIZE THE RESOLUTIONS PASSED BY THE ANNUAL GENERAL MEETING.	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Corporacion Moctezuma SAB de CV	04/02/08	MXP314311103	Cmoctez

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Amend the Article 24 of the Corporate By-Laws	Issuer
For	For	2.- Approve the special delegates of the general meeting	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Empresas ICA SAB de CV	04-03-08	MXP371491046	ICA*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Receive the Directors' report for 2007	Issuer
For	For	2.- Receive the report on Adherence to Fiscal Obligations	Issuer
For	For	3.- Approve to accept the report on Adherence to Fiscal Obligations	Issuer
For	For	4.- Approve the Allocation of income and dividends	Issuer
For	For	5.- Elect the Directors [bundled]	Issuer
For	For	6.- Approve the Designation of Inspector or shareholder representative[s] of minutes of meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

GMD Resorts, SAB de CV	04-03-08		GMD*R

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	O.1 Approve the presentation and reading of the report from the Board of Directors for irregular FY that ran from 22 DEC 2006 to 31 DEC 2006	Issuer
For	For
O.2 Approve the presentation and reading, or amendment, as relevant, of the Financial Information, for the irregular FY that ran from 22 DEC to 31 DEC, as well as reading and determination of the allocation of the corresponding results
Issuer
For	For
O.3a Receive the report of the Director general of the Company prepared in accordance Article 44(xi) of the Securities Market Law and 172 of the General Mercantile Companies Law, together with the opinion of the ouside Auditor, in regard to the operations and results of the Company for the FY ended 31 DEC 2007, as well as the opinion of the Board of Directors regarding the content of said report
Issuer
For	For
O.3b Receive the report from the Board of Directors that is referred to in Article 172 (B) the general Mercantile Companies Law in which are contained the main accounting information policies and criteria followed in preparation of the Financial Information of the Company.
Issuer
For	For	O.3.C Receive the report of the activities and operations in which the Board of Directors intervened in accordance with Article 28(iv)E of the Series Market Law.	Issuer
For	For	O.3.D. Approve the financial statement of the Company to 31 DEC 2007, both individual consolidated and allocation of results from the FY	Issuer
For	For
O.3.E. Approve the annual report regarding the activities carried out by the Audit Committe in accordance with Article 43 of the Securities Market Law and the report regarding subsidaries at the Company resolutions in this regard
Issuer
For	For
O.3.F Approve the annual report regarding the activities carried out by the Corporate Practices Committee in accordance with Article 43 of the Securities Market Law and the report regarding thse subsidiaries of the Company, resolutions in this regard
Issuer
For	For
O.3.G Receive the report regarding the fulfillment of the tax obligations that are the responsability of the Company in the fiscal anc Corporate year, in accordance with which is required by Article 86(xx) of the Income Tax Law, resolutions in this regard.
Issuer
For	For	O.4.A. Approve to the increase of the legal reserve	Issuer
For	For
O.4.B Approve the maximum amount of funds that the Company can allocate to the acquisition of own shares for the 2008 FY in accordance with the terms of Article 50 of the Securities Market Law, the provisions and policies related to the acquisition of shares by the Company, resolutions in this regard,
Issuer
For	For	O.4.C. Approve the allocation of results, resolutions in this regard	Issuer
For	For
O.5.1. Approve and ratify the Management of the Board of Directors and of the Director General for the 2007 FY, the people who make up ro will make up the Board of Directors of the Company, after determination of the independence of those ofr whom is appropriate, if relevant.
Issuer
For	For	O.5.2 Approve and ratify the Management of the Board of Directors and the Director General for the 2007 FY, the Chairperson of the Audit Committee.	Issuer
For	For	O.5.3 Approve and ratify the Management of the Board of Directos and of the Director General for the 2007 FY, the Chairperson of the Corporate Practices Committee.	Issuer
For	For	O.5.4. Approve and ratify the Management of the Board of Directors and of the Directors General for the 2007 FY, the Secretary of the Board of Directors.	Issuer
For	For	O.5.5. Approve and ratify the Management of the Board of Directors and of the Director General for the 2007 FY, the people who make up or will make up the Committees of the Company.	Issuer
For	For
O.5.6. Approve and ratify the Management of the Board of Directors and of the Director General for the 2007 FY, the Ouside Auditor, determination of the corresponding compensation, resolutions in this regard.
Issuer
For	For	O.6. Approve the designation of delegates who will carry out the resolutions passed by in the AGM of shareholders, and if relevant, formalize them as appropriate.	Issuer
For	For	E.1. Amend the Corporate ByLaws with the objective of adapting them to that which is provided for in the Securities Market Law, resolutions in this regard.	Issuer
For	For	E.2. Approve the designation of delegates who will carry out the resolutions passed by the EGM and if relevant, formalize them as aqppropriate, resolutions in this regard.	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Promotora Ambiental, SAB de CV	04/21/08	MX01PA0B0006	Pasa

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
Approve the reports that are referred to in Article 28, Part IV, of the Securities Market Law, and Article 32, item 20, of the Corporate ByLaws in force of the Company, for the FY that ended on 31 DEC 2007
Issuer
For	For	Approve the financial statements and the balance sheet of the Company to 31 DEC 2007 and the allocation of results from the 2007 FY	Issuer
For	For	Appoint the Members and the Officers of the Board of Directors, as well as of the Members who make up the Committees of the Company and determination of their remuneration	Issuer
For	For	Approve the maximum amount of funds that can be allocated to the purchase of own shares of the Company and report regarding the transactions effectuated with own shares during the 2007 FY	Issuer
For	For	Receive the report regarding the fulfillment of the tax obligations that are referred to in Article 86, Part XX, of the Income Law	Issuer
For	For	Approve the designation of the Delegates to carry out and formalize the resolutions passed by this AGM of the Shareholders	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Fomento Economico Mexicano SAB de CV	04/22/08	MXP320321310	Femsa UBD

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
1.- Receive the Board of directors' report and financial statements of the Fomento Economico Mexicano, S.A.B. DE C.V. for the FY 2006 report of the general director and the opinion of the Board of Directors on the content of the general Director's report, as well as the reports from the presidents of the Audit and Corporate Practices Committees, under the terms of Article 172 of the general mercantile Companies Law and the provisions applicable of the securities market
Issuer
For	For	2.- Receive the report relating to the compliance with the tax obligations that the External Auditor of the Company presents	Issuer
For	For
3.- Approve to allocate the results account for the FY 2006, in which is included the declaration and payment of a cash dividend, in domestic currency, of MXN 0.22217 per series B shares and MXN 0.22217 for each Serried D share, corresponding to a total of MXN 1.11085 per Femsa unit B AND MXN 1.33301 per Femsa unit BD, FEB 2007 issue
Issuer
For	For	4.- Approve to establish as the maximum amount of resources that can be allocated for the purchase of own shares, the amount of MXN 3,000,000,000.00 in domestic currency	Issuer
For	For
5.- Approve to increase the number of shares in circulation that represent the corporate capital of the Company, to exchange each of the current series B and D shares, separated in to units B and BD, for 3 new shares of the same series and type
Issuer
For	For	6.- Elect Members of the Board of Directors and Secretaries, full and substitute, assessment of their independence under the terms of the Stock Market Law, and set their compensation	Issuer
For	For	7.- Approve to fill the committees of i) finances and planning; ii) audit and iii) Corporate practices, designation of the Chairperson of each 1 of them and set their compensation	Issuer
For	For	8.- Approve the nomination of delegates to carry out and to formalize the resolutions of the general meeting	Issuer
For	For	9.- Approve the relevant, of the minutes of the general meeting	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Fomento Economico Mexicano SAB de CV	04/22/08	MXP320321310	FemsaUBD

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	I. Approve the proposals so that the shares of the Company continue paid in and listed as connected units after 11 MAY 2008 until shareholders decide to decouple them	Issuer
For	For
II.- Approve to maintain, after 11 MAY 2008, the current share capital structure consisting of series B common share that represent at least 51% of the share capital series D shares with limited voting rights, with a higher dividends, non-cumulative, that represent up to 49% of the share capital, until the shareholders decide to convert the series D shares into serried B shares and series L shares after 11 MAY 2008
Issuer
For	For	III.- Amend the Articles 6, 22 and 25 of the Corporate By-Laws of the Company to implement the resolutions taken in the general meeting	Issuer
For	For	IV.-Approint the delegates who will carry out and formalize the resolutions of the general meeting	Issuer
For	For	V.- Approve, if relevant, the minutes of the meeting	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Consorcio Ara, SAB de CV	04/23/08	MXP001161019	Ara*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Approve the reports that are referred to in Article 28, part IV, of the securities market law, including the presentation of the financial statements of the Company for the FYE on 31 DEC 2007	Issuer
For	For	2.- Approve the report regarding the fulfillment of the tax obligations of the Company, in fulfillment of the applicable legal provisions	Issuer
For	For	3.- Approve the allocation of results, including the declaration and payment of a dividend in cash	Issuer
For	For	4.- Ratify the Members of the Board of Directors, as well as of the Secretary and Vice Secretary of the Company and approve resolution regarding the Management and remuneration of said persons	Issuer
For	For	5.- Ratify the Chairperson of the Corporate Practices Committee	Issuer
For	For	6.- Ratify the Chairperson of the Corporate Practices Committee	Issuer
For	For	7.- Approve the maximum amount of funds that can be allocated for the acquisition of own shares, in accordance with that which provided for in Article 56, part IV, of the Securities Market Law	Issuer
For	For	8.- Approve the collation of the bylaws of the Company	Issuer
For	For	9.- Approve the designation of special delegates from the meeting for the execution and formalization of its Resolutions	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Axtel, SA de CV	04/23/08	MX01AX040009	Axtel *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Approve the reports and the opinion that referred to in the Article 28 (IV) of the Securities Market Law, relating to the FYE on 31 DEC 2007	Issuer
For	For	2.-Approve the report on the compliance with the tax obligations of the Company that are referred to in the Article 86 (XX) of the Income Tax Law	Issuer
For	For	3.1 Approve the allocation of the results from the FY that ended on 31 DEC 2007	Issuer
For	For
3.2 Approve to determine the maximum amount of the funds that may be allocated for the acquisition of own shares, under the terms of that which is provided by the Article 56 (IV) of the Securities Market Law
Issuer
For	For
4.- Ratify the Members of the Board of Directors and their respective alternates, including the designation and/or ratification of the Chairperson, the Secretary and the Vice Secretary of the Board of Directors, determination of the independence of the members of the mentioned body that have been proposed as being independent, as well as the determination of their compensation
Issuer
For	For
5.- Ratify the Chairperson of the Audit and the Corporate Practices Committee and, if relevant, the designation and/or ratification of its members and its respective alternatives, as well as the determination of their compensation
Issuer
For	For	6.- Approve the designation of special delegates of the general meeting to carry out and formalize the Resolutions passed by the general meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Desarrolladora Homex, SA de CV	04/25/08	MX01HO000007	Homex*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
1.- Receive the reports that the Board of Directors presents in accordance with the terms of Article 28(iv) of the Securities Market Law, including the presentation of the financial statements of the Company for the FYE 31 DEC 2007
Issuer
For	For	2.- Approve the allocation of the result obtained in the mentioned FY	Issuer
For	For	3.- Appoint the Members of the Board of Directors and the Secretary, as well as the determination of their remuneration	Issuer
For	For	4.- Ratify the Chairpersons of the Audit and Corporate Practices Committees and, if relevant, appoint the Members of said committees and of the Executive Committee	Issuer
For	For	5.- Approve to designate the special delegates to execute and formalize the resolutions of this meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Mexchem, SA de CV	04/28/08	MX01ME050007	Mexchem*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For
1.- Receive the report of the Director general and based on this that of the Board of Directors, for the effect of Article 28 [IV] [B] of the Securities Market Law and Article 172 of the general mercantile Company Law, regarding the operations and results of the FYE 31 DEC 2007, and the audited, individual and consolidated financial statements of the Company and its subsidiaries, as well as the report that is referred to in Article 86 [xx] of the income tax law
Issuer
For	For	2.- Receive the annual report of the Corporate practices and audit Committees of the Company	Issuer
For	For	3.- Approve the allocation of the results for the FYE 31 DEC 2007	Issuer
For	For
4.- Ratification the members of the Board of Directors, full and alternate, secretary and vice-secretary, as well as the members and secretary of the Corporate practices and audit Committees of the Company
Issuer
For	For	5.- Approve to determine the compensation for the Members of the Board of Directors, as well as for the people who form the Corporate practices and audit Committees	Issuer
For	For	6.- Approve to determine the maximum amount of funds that may be allocated, during the 2008 FY, for the purchase of the Company's own shares; resolutions in this regard	Issuer
For	For
7.- Receive the annual report of the Board of Directors concerning the adoption or amendment of the policies concerning the acquisition of the Company's own shares and concerning the agreement of the mentioned Corporate body in relation to the purchase and/or placement of own shares
Issuer
For	For	8.- Approve the Stock Option Plan for officers and Employees of the Company and its subsidiaries, resolutions in this regard	Issuer
For	For	9.- Approve the application and allocation of shares in treasury	Issuer
For	For	10.- Approve the 2008 acquisitions plan	Issuer
For	For	11.- Approve to designate the delegates who will carry out and formalize the resolutions passed by the general meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Industrias Peñoles SAB de CV	04/28/08	MXP554091415	Pe&oles*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Approve to transfer the shares of a subsidiary, resolutions in this regard	Issuer
For	For	2.- Approve the designation special delegates to the meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Industrias Peñoles SAB de CV	04/28/08	MXP554091415	Pe&oles*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder

For	For	1.- Approve the Article 28, including financial status of the annual report of 31 DEC 2008	Issuer
For	For	2.- Approve the application results	Issuer
For	For	3.- Approve the future purchase of stock before the set date on the Article 56	Issuer
For	For	4.- Appoint the Administration Council Members	Issuer
For	For	5.- Appoint the President for the Committee of the Audit and social practices	Issuer
For	For	6.- Appoint the Special delegates of the Assembly	Issuer

Company Name	Meeting Date	CUSIP	Ticker

Urbi Desarrollos Urbanos SA de CV	04/28/08	MX01UR000007	Urbi*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	I.- Receive the reports and opinions of Article 28, Part IV of the Securities Market Law, for the FYE on 31 DEC 2007	Issuer
For	For	II.- Recive the report regarding the fulfillment of the Tax Obligations of the Company that are referred to in Article 86, XX, of the Income Tax Law	Issuer
For	For	III.-Approve the allocation of profits	Issuer
For	For	IV.- Approve the designation or ratification of the Members of the Board of Directors, and resolutions, regarding the remuneration for the same	Issuer
For	For	V.- Approve the designation or ratification of the Chairpersons of the Audit and Corporate Practices Committees	Issuer
For	For	VI.-Approve to determine the maximum amount of resources that can be allocated to the acquisition of own shares of the Company	Issuer
For	For	VII.-Approve the designation of special delegates of the meeting, for the execution and formalization of its resolutions	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupo Cementos de Chihuahua SAB de CV	04/29/08	MX01GC2M0006	GCC*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Approve the Board of Directors, Auditors Committee, Statutory Auditors informs for the FYE and financial statements approval	Issuer
For	For	2.- Approve and ratify the Acts carried out by the Board of Directors and Executives of the relevant society during the period of the report	Issuer
For	For
3.- Approve the agreement on the application of results of the FY included t he 01 JAN to 31 DEC 2007, which includes the proposal to pay a dividend in the amount of MXN 0.53 per every shares in holding, representing the capital of the Company which is in circulation, divided into 2 exhibitions equal weights of MXN 0.265 per share, payable on 12 MAY and 15 SEP 2008, respectively
Issuer
For	For	4.- Approve the maximum amount of resources that could be devoted to the purchase of own shares under the terms of Article 56 Paragraph IV of the Law of the Stock Market	Issuer
For	For	5.- Appoint the Members of the Board of Directors of the Company and approve to determine their emoluments	Issuer
For	For	6.- Appoint the Chairman of the Audit and Corporate Practices	Issuer
For	For	7.- Ratify the Compensation Plan for the Executives of the Group subsidiaries cements Chihuahua, SAB Ltd., and the establishment and use of a trust for this purpose	Issuer
For	For	8.- Appoint the special representatives	Issuer
For	For	9.- Approve the minutes of the assembly	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Sare Holdings, SA de CV	04/29/08	MX01SA030007	Sare

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.- Approve the report from the Board of Directors in accordance with the terms of Article 172 of the General Mercantile Companies Law and Article 28(iv), of the Securities Market Law regarding the operations and results of the Company and regarding the operations and activities in which it intervened in accordance with the Securities Market Law during the FYE 31 DEC 2007, including the individual and consolidated financial statements of the Company and the report regarding the fulfillment of the tax obligations in accordance with that which is provided in part 20 of Article 86 of the Income Tax Law resolutions in this regard
Issuer
For	For
2.- Approve the report from the Director General in accordance with Article 172 of the General Mercantile Companies Law, accompanied by the opinion of the outside Auditor and the opinion of the Board of Directors regarding the report from the Director General, in compliance with Section 30, point (a), of the Corporate Bylaws
Issuer
For	For
3.- Approve the presentation of the annual report from the Audit and Corporate Practices Committee regarding its activities in accordance with Section 30, point (a), of the Corporate Bylaws and Article 28 of the Securities Market Law
Issuer
For	For	4.- Approve the allocation of results from the FYE on 31 DEC 2007	Issuer
For	For
5.-Approve to determine of the maximum amount of funds that can be allocated to the purchase of own shares of the Company in accordance with Section 12 of the Corporate Bylaws and Article 56 of the Securities Market Law
Issuer
For	For	6.- Appoint the members of the Board of Directors, including the appointment of the Executive Chairperson, as well as of the full secretary and alternate secretary of the Company	Issuer
For	For	7.- Ratify the members of the Audit and Corporate Practices Committee and appoint the Chairperson in compliance with that which is provided for in Article 43 of the Securities Market Law	Issuer
For	For	8.- Approve the remuneration of the members of the Board of Directors of the Company, both full and alternate, secretary and members of the Audit and Corporate Practices Committee	Issuer
For	For
9.- Approve the collation of the Corporate Bylaws of the Company in accordance with that which is established in Article 34, part V of the provisions of a general nature applicable to the issuers of securities and other securities market participants
Issuer
For	For	10.- Approve the designation of delegates who will carry out and formalize the resolutions passed by the AGM	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupo Mexicano de Desarrollo SAB de CV	04/30/08	MX01GM080002	GMD*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Approve the Board of Directors, Auditors Committee, Statutory Auditors inform for the FYE and financial statements approval	Issuer
For	For	2.-Approve to apply earnings	Issuer
For	For	3.- Ratify the Management and Board of Directors, Director-General of the exercise the social 2007	Issuer
For	For
4.- Appoint 1 of the members of the Council Administration, status of its independence preview of the chairman, committee and audit society practices and integrate or Integration Committee 3 the Secretary of the Board of Directors, 4 and the External Auditor
Issuer
For	For	5.- Approve the true errors in the Resolution 7 of Assembly Extraordinary General of shareholders dated 27 APR 2007	Issuer
For	For	6.- Approve the designation of delegates to the implementation of resolutions taken by the AGM and materials, as the formalice appropriate	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Industrias CH, SAB de CV	04/30/08	MXP524131127	ICHB

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
I.- Approve the presentation of the report from the Director General of the group, report from the Board of Directors, presentation of the individual and consolidated financial statements of Industrias C.H., S.A.B. De C.V., for the 2007 FY and the report on the operations of purchase and placement of own shares, report from the Audit and Corporate Practices Committee and report on the fulfillment of the tax obligations and resolutions regarding the information presented and the activity of the Board of Directors
Issuer
For	For	II.- Approve the allocation of profits and definition of the amount of funds that can be allocated to the purchase of own shares during the present FY	Issuer
For	For
III.-Appoint the members who make up the Board of Directors, the Executive Committee of those who will make up the Audit and Corporate Practices Committee of the secretary and determine their remuneration
Issuer
For	For	IV.-Approve the designation of the Delegates who will carry out the resolutions passed by this meeting and if relevant formalize them as appropriate	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Grupe SA de CV	04/30/08	MX0ICI030007	Cidmega*

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	I,- Approve the list of those present and declaration that the general meeting is legally instated	Issuer
For	For	II.- Receive the report of the Chairperson of the Board of Directors; 1) results from operations; 2) the report presented to the Board of Directors by the Audit Committee	Issuer
For	For	III.-Approve the financial information document concerning the FY that ran between 01 JAN 2007 and 31 DEC 2007	Issuer
For	For	IV.-Approve to name and/or ratify the Members of the Board of Directors and the Secretary	Issuer
For	For	V.-Approve to name and/or ratify the Members of the audit and Corporate Practices Committee	Issuer
For	For	VI.-Approve to maintain the amount in the reserve fund for the acquisition of own shares, for the FY that ran between 01 JAN 2007 to 31 DEC 2007	Issuer
For	For	VII.-Approve the designation of special delegates who will carry out the resolutions passed in this general meeting	Issuer
For	For	VIII.-Approve the minutes of the meeting held	Issuer
For	For	IX.-Closure of the general meeting	Issuer
Company Name	Meeting Date	CUSIP	Ticker

Promotora y Operadora de Infraestructura SAB de CV	04/30/08	MX01PI000005	Pinfra *

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1.- Approve the report of the Board of Directors in terms that are referred to in Article 28 (IV) of the Securities Market Law, resolutions in this regard	Issuer
For	For	2.- Approve the audited financial statements of the Company, for the FY that ended on 31 DEC 2007, resolutions in this regard	Issuer
For	For	3.- Approve the results obtained by the Company during the FY that ended on 31 DEC 2007, resolutions in this regard	Issuer
For	For	4.- Approve the report is referred to in Article 86, part XX of the Income Tax Law , regarding the fulfillment of the tax obligations of the Company	Issuer
For	For	5.- Ratify the Members of the Board of Directors, as well as Chairpersons of the audit and corporation practices committees of the Company, resolutions in this regard	Issuer
For	For	6.- Approve the determination of the compensation to be paid to the members of the Board of Directors for the FY that will end on 31 DEC 2008, resolution in this regard	Issuer
For	For
7.- Approve the annual report concerning the matter of the acquisition of own shares of the Company, as well as the setting the maximum amount of funds that the Company may allocate the purchase of its own shares, under the terms of Article 56 (IV) of the Securities Market Law, resolutions in this regard
Issuer
For	For	8.- Approve the granting of powers	Issuer
For	For	9.- Approve the designation of the special delegates who will formalize the resolutions passed by the general meeting	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Mexico Equity and Income Fund, Inc.

By (Signature and Title)   /s/ Maria Eugenia Pichardo
Maria Eugenia Pichardo, President

Date   August 15, 2008